Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues	$ 25,887,948	$ 30,135,295	$ 21,172,091
Revenues - related parties	328,567
Total Revenues	26,216,515	30,135,295	21,172,091
Cost of revenues	(16,786,510)	(18,000,708)	(12,837,219)
Gross Profit	9,430,005	12,134,587	8,334,872
Operating expenses:
Selling expenses	2,101,403	1,654,629	789,444
General and administrative expenses	6,015,901	3,958,355	1,527,563
Research and development expenses	673,131	580,379	208,447
Total operating expenses	8,790,435	6,193,363	2,525,454
Income from operations	639,570	5,941,224	5,809,418
Other income (expenses):
Interest income (expense), net	616,878	(23,961)	(332,249)
Foreign exchange transaction gain (loss)	503,528	(381,773)	320,566
Other income (expenses), net	23,498	(6,410)	91,226
Total other income (expense)	1,143,904	(412,144)	79,543
Income before income taxes	1,783,474	5,529,080	5,888,961
Provision for income taxes	380,296	925,372	943,197
Net income	1,403,178	4,603,708	4,945,764
Less: net loss attributable to noncontrolling interest	(18,603)
Net income attributable to the Company	1,421,781	4,603,708	4,945,764
Other comprehensive income(loss):
Foreign currency translation gain (loss)	(2,010,170)	(1,762,729)	142,519
Comprehensive income (loss)	(606,992)	2,840,979	5,088,283
Less: comprehensive loss attributable to noncontrolling interest	(19,224)
Comprehensive income (loss) attributable to the Company	$ (587,768)	$ 2,840,979	$ 5,088,283
Earnings Per share
Basic	$ 0.05	$ 0.22	$ 0.33
Diluted	$ 0.05	$ 0.22	$ 0.33
Weighted Average Shares Outstanding
Basic	25,913,631	20,800,670	15,000,000
Diluted	25,941,606	20,809,950	15,000,000
Dividends declared per share	$ 0.00	$ 0.00	$ 0.18